Private Placement (Tables)	12 Months Ended
Dec. 31, 2023
Private Placement [Abstract]
Schedule of Derivative Instruments

Upon execution of the FPA Amendment, the Company recognized a loss on amendment to forward purchase contract as set forth below (in thousands):

Loss on Amendment
Reduction of subscription receivable	$15,123
Reduction in forward purchase derivative liability	(14,181)
Shareholder receivable	(500)
Loss on amendment to forward purchase contract	$442